SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES (Details)
Begnning Balance		$ 346
Additions at fair value
Transfers in (out) of Level 3
Change in fair value		$ (346)